Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2020 Portfolio℠
September 30, 2024
VIPIFF2020-NPRT3-1124
1.822895.119
Bond Funds - 52.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,676,558	25,106,113
Fidelity International Bond Index Fund (a)	588,013	5,527,323
Fidelity Long-Term Treasury Bond Index Fund (a)	554,906	5,626,745
VIP High Income Portfolio - Investor Class (a)	619,520	3,060,430
VIP Investment Grade Bond II Portfolio - Investor Class (a)	5,810,996	57,586,967
TOTAL BOND FUNDS (Cost $99,211,005)		96,907,578

Domestic Equity Funds - 23.4%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	122,501	7,621,987
VIP Equity Income Portfolio - Investor Class (a)	212,128	6,160,193
VIP Growth & Income Portfolio - Investor Class (a)	262,408	8,481,036
VIP Growth Portfolio - Investor Class (a)	108,782	12,628,458
VIP Mid Cap Portfolio - Investor Class (a)	46,443	1,941,801
VIP Value Portfolio - Investor Class (a)	205,618	4,305,651
VIP Value Strategies Portfolio - Investor Class (a)	118,773	2,129,597
TOTAL DOMESTIC EQUITY FUNDS (Cost $19,144,499)		43,268,723

International Equity Funds - 23.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	1,273,759	15,998,409
VIP Overseas Portfolio - Investor Class (a)	957,872	28,161,441
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $27,016,907)		44,159,850

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $874,778)	4.73	874,778	874,778

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $146,247,189)	185,210,929
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	185,210,929

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	26,220,041	2,621,044	4,633,281	297,779	(249,382)	1,147,691	25,106,113
Fidelity International Bond Index Fund	6,334,040	627,229	1,546,054	83,746	(66,681)	178,789	5,527,323
Fidelity Long-Term Treasury Bond Index Fund	7,104,399	1,814,792	3,241,575	158,054	(527,751)	476,880	5,626,745
VIP Contrafund Portfolio - Investor Class	7,260,820	849,332	2,435,009	29,298	732,634	1,214,210	7,621,987
VIP Emerging Markets Portfolio - Investor Class	15,115,781	2,494,878	4,342,955	12,921	252,104	2,478,601	15,998,409
VIP Equity Income Portfolio - Investor Class	5,887,833	1,059,368	1,801,528	33,122	198,737	815,783	6,160,193
VIP Government Money Market Portfolio - Investor Class	3,815,501	1,729,686	4,670,409	42,458	-	-	874,778
VIP Growth & Income Portfolio - Investor Class	8,090,535	1,080,576	2,252,796	54,203	555,225	1,007,496	8,481,036
VIP Growth Portfolio - Investor Class	12,024,459	1,453,979	3,743,331	179,684	637,348	2,256,002	12,628,457
VIP High Income Portfolio - Investor Class	3,120,471	215,896	516,697	1,330	(42,085)	282,846	3,060,431
VIP Investment Grade Bond II Portfolio - Investor Class	57,617,540	6,623,818	9,267,582	35,557	(220,414)	2,833,605	57,586,967
VIP Mid Cap Portfolio - Investor Class	1,843,273	331,722	525,798	34,467	60,472	232,132	1,941,801
VIP Overseas Portfolio - Investor Class	28,216,596	2,163,917	5,956,067	106,236	1,056,796	2,680,199	28,161,441
VIP Value Portfolio - Investor Class	4,108,837	896,474	1,122,596	88,806	125,081	297,855	4,305,651
VIP Value Strategies Portfolio - Investor Class	2,032,042	477,241	586,472	28,780	64,115	142,671	2,129,597
	188,792,168	24,439,952	46,642,150	1,186,441	2,576,199	16,044,760	185,210,929

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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